ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (TABLES)	12 Months Ended
Jan. 03, 2014
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Abstract]
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Accounts receivable:
U.S. federal government	$353.2	$376.2
Others	1,039.4	1,178.6
Total accounts receivable	$1,392.6	$1,554.8
Unbilled Accounts Receivable:
U.S. federal government	$855.7	$892.7
Others	796.9	756.5
Total	1,652.6	1,649.2
Less: Amounts included in Other long-term assets	(131.1)	(264.9)
Unbilled Accounts Receivable	$1,521.5	$1,384.3

Schedule of Unbilled Accounts Receivable [Table Text Block]
(In millions)	Amounts included in “Other long-term assets”	Amounts included in “Other long-term liabilities"

Balances as of December 30, 2011	$185.0	$105.6
Additions	209.2	38.9
Reclassification from long-term to short-term	(129.3)	(37.5)
Balances as of December 28, 2012	264.9	107.0
Additions	241.7	59.7
Reclassification from long-term to short-term	(375.5)	(164.5)
Balances as of January 3, 2014	$131.1	$2.2

(In millions)	Amounts included in “Other long-term assets”	Amounts included in “Other long-term liabilities"

Balances as of December 30, 2011	$185.0	$105.6
Additions	209.2	38.9
Reclassification from long-term to short-term	(129.3)	(37.5)
Balances as of December 28, 2012	264.9	107.0
Additions	241.7	59.7
Reclassification from long-term to short-term	(375.5)	(164.5)
Balances as of January 3, 2014	$131.1	$2.2